Subsequent events	12 Months Ended
Dec. 31, 2023
Disclosure of Events After Reporting Period [Abstract]
Subsequent events

21. Subsequent events

Amendments to Credit Facility

On March 1, 2024, the Facility was amended to extend the maturity date from March 31, 2025 to March 31, 2027. The exercise of the Accordion is subject to certain additional conditions and the satisfaction of financial covenants.